Leases (Details) - Schedule of Carrying Amount of Right-of-Use Assets - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	$ 778,414	$ 456,670
Additions	419,394	1,320,921
Remeasurement on lease modifications	134,429
Remeasurement on lease modifications		(128,756)
Depreciation charge	(743,956)	(871,157)	$ (784,029)
Exchange realignment	1,440	736
Balance ending	589,721	778,414	456,670
Office premises [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	775,876	449,044
Additions	412,276	1,320,921
Remeasurement on lease modifications	134,429
Remeasurement on lease modifications		(128,756)
Depreciation charge	(740,950)	(866,094)
Exchange realignment	1,447	761
Balance ending	583,078	775,876	449,044
Office equipment [Member]
Schedule of Carrying Amount of Right-of-Use Assets [Line Items]
Balance beginning	2,538	7,626
Additions	7,118
Remeasurement on lease modifications
Depreciation charge	(3,006)	(5,063)
Exchange realignment	(7)	(25)
Balance ending	$ 6,643	$ 2,538	$ 7,626